COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 12 — Commitments and Contingencies

From time to time, we may be subjected to claims or lawsuits which arise in the ordinary course of business, including the matters described below. Estimates for resolution of legal and other contingencies are accrued when losses are probable and reasonably estimable in accordance with ASC 450, Contingencies.

Tax Matters

From the first quarter of 2017 until October 31, 2023, the Company failed to remit U.S. federal taxes from amounts withheld from employee wages, and also failed to remit the employer portion of such taxes. In addition, during the same period, the Company did not file quarterly federal tax returns on Form 941 to report income taxes and payroll taxes withheld from employee wages. As a result, the Company has an accrued payroll tax liability on its Balance Sheets that amounted to $6.15 million and $5.42 million as of September 30, 2024 and December 31, 2023, respectively.

The Company remitted payments to IRS for the employee income taxes withheld and the employee and employer portion of the payroll taxes. The payroll taxes and income taxes withheld were remitted to IRS in full for the payroll periods from November 1, 2023 to September 30, 2024, although four pay cycles during 2024 were late.

The employee income taxes withheld and the payroll taxes prior to November 1, 2023 were not remitted to IRS yet. The failure to deposit penalty and associated interest was calculated and recorded in Balance Sheets under the caption of accrued federal tax liability, penalties and interest.

The Company is subject to a state tax lien from the State of Georgia, Gwinnett County, for the tax years 2019 to 2022, for a total lien amount of $71,486. These liens are secured by business inventory and equipment. The Company intends to settle this amount in full.

The Company is subject to a city tax lien from the City of Buford, Georgia, for the tax years 2018 and 2019, and 2022, in the amounts of $975, $9,955 and $403, respectively.

Charging Order

On August 15, 2019, the Superior Court of Fulton County Georgia issued its Order Charging Judgment Debtors (the “Charging Order”). This Charging Order pertained to Judgment Debtors ScanTech Holdings and ScanTech Security and prohibited certain related entities, including the Company, from making distributions to ScanTech Holdings or ScanTech Security.

The Charging Order specifically mandated that all distributions that would otherwise be made to or on behalf of ScanTech Holdings or ScanTech Security shall be paid to Epstein, Becker & Green, PC (“EBG”) instead of being paid to ScanTech Holdings or ScanTech Security until the Judgments are paid in full with interest. EBG was legal counsel to ScanTech Holdings and ScanTech Security, two entities that are not related parties for disclosure purposes but have common ownership with ScanTech.

Subsequent to the issuance of the Charging Order, the Company made a series of payments to third parties on behalf of ScanTech Holdings and ScanTech Security. These payments, which totaled at least $54,000, included the payment of legal fees incurred by ScanTech Holdings and ScanTech Security to defend themselves in the ongoing legal action. The Company intends to address this matter in accordance with the legal process and is taking steps to rectify the situation by working with the Court to ensure full compliance with the Charging Order.

Payments Triggerable by Business Combination

In addition to the above, the Company has certain agreements that provide for payments upon completion of a business combination transaction such as that contemplated by the Business Combination Agreement (“BCA”).

On February 4, 2020, the Company engaged Aegus Corporation (“Aegus”) as a consultant. As amended August 31, 2021 and September 28, 2022, the agreement with Aegus provides for a fee of (i) $180,000 (which has not yet been paid) and (ii) a portion of future capital raised through the efforts, introductions and/or advisory work or Aegus, provided that a merger or sale of the Company takes place on or prior to September 28, 2024. Specifically, the Company must pay $5,000 for every $1.0 million of capital raised up to $5.5 million, but not to exceed a total of 2.5%, of the total proceeds or consideration received from the merger or sale of the Company. Aegus is also entitled to 5% of any non-M&A equity or debt financing received by the Company on or prior to September 28, 2024 from investors referred by Aegus.

Pursuant to the ScanTech Operating Agreement, if the Company receives, or the debt or equity holders of the Company receive as a distribution from the Company or as proceeds relating to the sale of their interests, $20 million in proceeds or other consideration, including Unit or other securities, in respect of their equity or debt interests in the Company, whether in connection with the liquidation, sale, recapitalization, merger, initial public offering or other transaction, the distribution of profits or other proceeds or otherwise, the Company shall pay to (“York Capital) (i) 20% of all such amounts in excess of $20.0 million but less than $100.0 million, and (ii) 10% of all such amounts equal to or in excess of $100.0 million but less than $200.0 million. The Company has no payment obligation to York with respect to (i) proceeds or other consideration used solely for working capital purposes, including, without limitation, proceeds received in connection with a debt or equity investment in the Company.

On January 8, 2020, the Company entered into a consulting agreement with MG Partners, LLC (the “Consultant”). The Consultant was engaged to provide certain referral and other strategic financing consulting services for a term of one year. Thereafter, the MG Partners, LLC consulting agreement automatically renewed for subsequent six month terms, until terminated by either party. As compensation for such services, the Consultant was entitled to receive a fee for any debt or equity financing procured by MG Partners, LLC. No such amount was payable to the Consultant as of September 30, 2024 and December 31, 2023. Between 2.5% - 5.0% of the proceeds of the Business Combination may be due to the Consultant in the event of sale of the Company during the term of the agreement, and for a period of two years thereafter.

During the fourth quarter 2023, Ellenoff Grossman and Schole LLP (“EGS”), the Company’s legal counsel, agreed to receive delay payments on the service fees for services provided to the Company. As of December 31, 2023, the outstanding payment due was $256,869 and deferral service fee of $553,554. As of September 30, 2024, the outstanding payment due was $26,716 and deferral service fee of $911,717. The deferral service fees are contingent upon the Company’s ability to successfully complete the business combination. In the event that the Company is unable to complete the business combination, EGS will not be paid for the deferred services provided.

Taylor Freres Settlement Agreements

On June 18, 2024, the Company entered into a settlement and mutual release agreement with Taylor Frères Americas LLP (“TFA”). In connection with the Company’s ongoing restructuring and reorganization activities, the parties wish to settle and resolve any and all claims arising from or related to the engagement letter and the TFA’s other dealings with NACS, ScanTech, John Redmond (the controlling member of NACS and the Chairman of ScanTech) and their affiliates. Pursuance to the agreement, the Company agreed to pay to TFA a good faith deposit in the amount of $50,000, which was paid in full by July 2024.

In addition, NACS agreed to transfer the ownership of its series B units to TFA which equals to 3% of all outstanding Series B Units of the Company. In connection with this agreement, 349,871 units of series B were transferred from NACS to TFA. As of September 30, 2024, TFA owned 8% of all outstanding Series B Units as a result of the transfer.

On October 24, 2024, the Company entered into a settlement agreement with Taylor Freres to replace the expired June 18, 2024 agreement. Pursuance to the agreement, the Company agreed to make its best effort to reimburse TFGS VII Gestion LLC $222,837 for legal costs related to the settlement agreements. In addition, the Taylor Freres parties agreed to convert all of its TF ScanTech equities and liabilities into 1,445,000 shares of the combined company’s common stock at the closing of the business combination.

NOTE 14 — Commitments and Contingencies

From time to time, we may be subjected to claims or lawsuits which arise in the ordinary course of business, including the matters described below. Estimates for resolution of legal and other contingencies are accrued when losses are probable and reasonably estimable in accordance with ASC 450, Contingencies.

Tax Matters

From the first quarter of 2017 until October 31, 2023, the Company failed to remit U.S. federal taxes from amounts withheld from employee wages, and also failed to remit the employer portion of such taxes. In addition, during the same period, the Company did not file quarterly federal tax returns on Form 941 to report income taxes and payroll taxes withheld from employee wages. As a result, the Company has an accrued payroll tax liability on its Balance Sheets that amounted to $5.42 million and $4.63 million as of December 31, 2023 and 2022, respectively.

For the payroll period from November 1, 2023, to November 30, 2023, the payments on income taxes withheld and the employee and employer portion of the payroll taxes were made on December 15, 2023. The failure to deposit penalty and associated interest was calculated and recorded in Balance Sheets under the caption of accrued federal tax liability, penalties and interest.

From December 15, 2023, to December 31, 2023, the Company filed the federal tax returns on time on form 941, 943 and 944 to report income taxes withheld and payroll taxes withheld from employee wages and paid in full to IRS for the employee taxes withheld and the employer portion of the payroll taxes for the then current payroll periods.

The Company is subject to a state tax lien from the State of Georgia, Gwinnett County, for the tax years 2019 to 2022, for a total lien amount of $71,486. These liens are secured by business inventory and equipment. The Company intends to settle this amount in full.

The Company is subject to a city tax lien from the City of Buford, Georgia, for the tax years 2018 and 2019, and 2022, in the amounts of $975, $9,955 and $403, respectively.

Charging Order

On August 15, 2019, the Superior Court of Fulton County Georgia issued its Order Charging Judgment Debtors (the “Charging Order”). This Charging Order pertained to Judgment Debtors ScanTech Holdings and ScanTech Security and prohibited certain related entities, including the Company, from making distributions to ScanTech Holdings or ScanTech Security.

The Charging Order specifically mandated that all distributions that would otherwise be made to or on behalf of ScanTech Holdings or ScanTech Security shall be paid to Epstein, Becker & Green, PC (“EBG”) instead of being paid to ScanTech Holdings or ScanTech Security until the Judgments are paid in full with interest. EBG was legal counsel to ScanTech Holdings and ScanTech Security, two entities that are not related parties for disclosure purposes but have common ownership with ScanTech.

Subsequent to the issuance of the Charging Order, the Company made a series of payments to third parties on behalf of ScanTech Holdings and ScanTech Security. These payments, which totaled at least $54,000, included the payment of legal fees incurred by ScanTech Holdings and ScanTech Security to defend themselves in the ongoing legal action. The Company intends to address this matter in accordance with the legal process and is taking steps to rectify the situation by working with the Court to ensure full compliance with the Charging Order.

Payments Triggerable by Business Combination

In addition to the above, the Company has certain agreements that provide for payments upon completion of a business combination transaction such as that contemplated by the BCA.

On February 4, 2020, the Company engaged Aegus Corporation (“Aegus”) as a consultant. As amended August 31, 2021 and September 28, 2022, the agreement with Aegus provides for a fee of (i) $180,000 (which has not yet been paid) and (ii) a portion of future capital raised through the efforts, introductions and/or advisory work or Aegus, provided that a merger or sale of the Company takes place on or prior to September 28, 2024. Specifically, the Company must pay $5,000 for every $1.0 million of capital raised up to $5.5 million, but not to exceed a total of 2.5%, of the total proceeds or consideration received from the merger or sale of the Company. Aegus is also entitled to 5% of any non-M&A equity or debt financing received by the Company on or prior to September 28, 2024 from investors referred by Aegus.

Pursuant to the ScanTech Operating Agreement, if the Company receives, or the debt or equity holders of the Company receive as a distribution from the Company or as proceeds relating to the sale of their interests, $20 million in proceeds or other consideration, including stock or other securities, in respect of their equity or debt interests in the Company, whether in connection with the liquidation, sale, recapitalization, merger, initial public offering or other transaction, the distribution of profits or other proceeds or otherwise, the Company shall pay to York Capital (“York Capital”) (i) 20% of all such amounts in excess of $20.0 million but less than $100.0 million, and (ii) 10% of all such amounts equal to or in excess of $100.0 million but less than $200.0 million. The Company has no payment obligation to York with respect to (i) proceeds or other consideration used solely for working capital purposes, including, without limitation, proceeds received in connection with a debt or equity investment in the Company.

On January 8, 2020, the Company entered into a consulting agreement with MG Partners, LLC (the “Consultant”). The Consultant was engaged to provide certain referral and other strategic financing consulting services for a term of one year. Thereafter, the MG Partners, LLC consulting agreement automatically renewed for subsequent six month terms, until terminated by either party. As compensation for such services, the Consultant was entitled to receive a fee for any debt or equity financing procured by MG Partners, LLC. No such amount was payable to the Consultant as of December 31, 2023 or 2022. Between 2.5% – 5.0% of the proceeds of the Business Combination may be due to the Consultant in the event of sale of the Company during the term of the agreement, and for a period of two years thereafter.

During the fourth quarter 2023, Ellenoff Grossman and Schole LLP (“EGS”), the Company’s legal counsel, agreed to receive delay payments on the service fees for services provided to the Company. As of December 31, 2023, the outstanding payment due was $256,869 and deferral service fee of $553, 554. The fees are contingent upon the Company’s ability to successfully complete the business combination. In the event that the Company is unable to complete the business combination, EGS will not be paid for the services provided.

Mars Acquisition Corporation
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration rights

The holders of the Founder Shares and Private Placement Units are entitled to registration rights pursuant to a registration rights agreement signed February 16, 2023. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting agreement

The Company has engaged Maxim Group LLC (“Maxim”) as its underwriter. The Company granted the underwriters a 45-day option until March 26, 2023 to purchase up to 900,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On February 16, 2023, the underwriters fully exercised this option in respect of 900,000 Units.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $1,380,000 in the aggregate, which was paid upon the closing of the Initial Public Offering.

Representative shares

The Company has issued to Maxim and/or its designees, 276,000 shares of ordinary shares upon the consummation of the Initial Public Offering (the “Representative Shares”). The Company accounted for the Representative Shares as an offering cost associated with the Initial Public Offering, with a corresponding credit to shareholders’ equity. The Company estimated the fair value of the Representative Shares to be $2,724,927. Maxim has agreed not to transfer, assign, or sell any such shares until the completion of the Business Combination. In addition, Maxim has agreed: (i) to waive its redemption rights with respect to such shares in connection with the completion of the Business Combination; and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its Business Combination within 21 months (or 27 months, as applicable) from the closing of the Initial Public Offering.

The shares have been deemed compensation by FINRA and were therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which this prospectus forms a part pursuant to Rule 5110(e)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(e)(1), these securities were not to be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the economic disposition of the securities by any person prior to August 8, 2023, nor were they sold, transferred, assigned, pledged, or hypothecated prior to August 8, 2023 except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners.

Subject to certain conditions, the Company granted Maxim, for a period beginning on February 16, 2023 and ending 12 months after the date of the consummation of the Business Combination, a right of first refusal to act as book-running managing underwriter or placement agent for any and all future public and private equity, equity-linked, convertible and debt offerings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6), such right of first refusal shall not have a duration of more than three years from February 9, 2023.

Forward Purchase Agreement

On September 4, 2023, the Company and RiverNorth entered into an Prepaid Forward Purchase Agreement (“FPA”). Pursuant to the FPA, RiverNorth is expected to purchase up to 1,500,000 shares of the Company’s ordinary shares (“FPA Shares”) subject to a cap of 9.9% of outstanding shares on a post-Transaction basis, at a per share price no more than the price per share paid to redeeming public shareholders of the Company in connection with the vote to approve the Transactions (the “redemption price”).

The Prepaid Forward Purchase Agreement entered into on September 4, 2023 (“FPA” or the “Agreement”) resulted in RiverNorth holding a put option to sell up to a maximum of 1,500,000 of the Company’s shares. Pursuant to ASC 480, this instrument meets the definition of a liability and accordingly was recognized at fair value. The FPA resulted in the initial recognition of a forward purchase agreement liability of approximately $263,000 during the quarter ended March 31, 2024, and was expensed in the Company’s statement of operations. The fair value of this put option was $328,000 as of September 30, 2024 and insignificant at September 30, 2023, assuming the investor will purchase the maximum number of shares.

The Company utilized a Monte Carlo simulation model to value the forward purchase agreement at initiation and at the reporting period, with changes in fair value recognized in the statement of operations. Inherent in the model are assumptions related to share price on the valuation date, volatilities, expected life, risk-free rate and probability of business combination. The Company estimated the pre-business combination volatility based on the low historical volatilities exhibited by the Company and SPACs, and the post-merger volatility is estimated based on the median historical and implied volatilities exhibited by companies operating in the industry of the Company’s expected target. The risk-free interest rate is based on the 3-year and 5-year U.S. Treasury note which is similar to the expected remaining life of the FPA. The expected life of the forward purchase agreement is assumed to be equivalent to their remaining contractual term.

The gross value of the forward purchase liability was determined to be approximately $1.7 million assuming the entire 1,5000,000 shares were purchased by RiverNorth, which was adjusted to fair value based on a probability factor for several key factors involved in closing of the Business Combination, as determined by management, based on facts and circumstances as of September 30, 2024.

In order to calculate the fair value of the forward purchase agreement liabilities, the Company utilized the following key inputs:

September 30, 2024
Risk-free interest rate	3.88%
Expected term (years)	1.5
Stock price	$11.02
Estimated volatility	60.0%

In connection with its purchase of the FPA Shares, RiverNorth will waive its redemption rights in connection with the shareholder vote to approve the Transactions.

Following the closing of the Transactions, an amount equal to the number of FPA Shares multiplied by the redemption price, will be prepaid to RiverNorth. The FPA Shares held by RiverNorth and subject to the FPA may be sold into the market by RiverNorth at any time following the closing of the Transactions. RiverNorth is entitled to sell into the market FPA Shares without any payment to the Company. The Company may receive up to $15,000,000 from the termination of all or a portion of the FPA transaction at $10.00 per terminated FPA Share, subject to reduction upon any Dilutive Offering Reset. To the extent RiverNorth elects not to terminate the FPA transaction prior to the maturity date, the Company will be entitled to receive from RiverNorth the number of FPA Shares not so terminated, and RiverNorth will be entitled to “maturity” consideration, paid in shares or cash, subject to the terms of the FPA.

The FPA expires automatically if the Business Combination is not consummated by the one-year anniversary of the date of the FPA, subject to acceleration at the Seller’s option upon the volume weighted average price per share being at or below $10.00 per share for any 10 trading days during a 30 consecutive trading day-period and upon any delisting of the Company’s ordinary shares.

On September 30, 2024, the Company and RiverNorth entered into Amendment No. 1 to the FPA to extend the termination date to November 16, 2024 in order to facilitate the completion of the Business Combination. On November 12, 2024, the Company entered into Amendment No. 2 to the FPA extending the termination date to December 23, 2024.

On December 12, 2024, in connection with the Extraordinary General Meeting, RiverNorth elected to not redeem 400,000 ordinary shares of the Company.

On January 2, 2025, upon completion of the Business Combination, RiverNorth was distributed approximately $4.5 million from the Company’s Trust Account in accordance with the terms of the FPA. Upon such distribution and in connection with the Business Combination, any liability associated with the FPA was extinguished.

For more information, see Note 9 – Subsequent Events.

Business Combination Agreement

On September 5, 2023, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with ScanTech AI Systems Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Pubco”), Mars Merger Sub I Corp., a Cayman Islands exempted company and a wholly owned subsidiary of the Company (“Purchaser Merger Sub”), Mars Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of Pubco (“Company Merger Sub”), ScanTech Identification Beam Systems, LLC, a Delaware limited liability company (“ScanTech”), and Dolan Falconer in the capacity as the representative (the “Seller Representative”). The aggregate consideration to be paid to ScanTech shall be a number of shares of Pubco Common Stock with an aggregate value equal to one hundred ten million U.S. Dollars ($110,000,000). Additionally, after the Closing, subject to the terms and conditions set forth in the Business Combination Agreement, the ScanTech Holder Participants will have the contingent right to receive up to a number of shares of Pubco Common Stock equal to ten percent (10%) of the fully diluted shares of Pubco Common Stock outstanding immediately following the Closing (subject to adjustment based on stock splits and similar events) based on Pubco’s achievement of certain milestones, including commercial milestones and revenue and EBITDA milestones, as more particularly set forth in the Business Combination Agreement.

Under the Business Combination Agreement, either ScanTech or the Company had the right to terminate the Business Combination Agreement if the Business Combination had not been consummated by January 31, 2024 (the “Outside Date”).

Amendments to the Business Combination Agreement

On December 19, 2023, the Company, Pubco, Purchaser Merger Sub, Company Merger Sub, ScanTech, and Seller Representative entered into Amendment No. 1 to the Business Combination Agreement to extend the Outside Date to May 15, 2024 in order to facilitate the completion of the Business Combination.

On April 2, 2024, the Company, Pubco, Purchaser Merger Sub, Company Merger Sub, ScanTech, and Seller Representative entered into the Amendment No. 2 to the Business Combination Agreement to reflect that the Merger Consideration shall be adjusted to One Hundred Ten Million U.S. Dollars ($110,000,000) minus (or plus, if negative) the amount of the closing net debt that exceeds Twenty Million U.S. Dollars ($20,000,000). In addition, every issued and outstanding Ordinary Share that is not redeemed shall be converted automatically to (i) one share of Pubco Common Stock and (ii) one additional (1) share of Pubco Common Stock, or a convertible security convertible or exercisable for one (1) share of Pubco Common Stock upon consummation of the Business Combination.

On April 17, 2024, the Company, Pubco, Purchaser Merger Sub, Company Merger Sub, ScanTech, and Seller Representative entered into Amendment No. 3 to the Business Combination Agreement to extend the Outside Date to September 30, 2024 in order to facilitate the completion of the Business Combination.

On September 30, 2024, the Company, Pubco, Purchaser Merger Sub, Company Merger Sub, ScanTech, and Seller Representative entered into Amendment No. 4 to the Business Combination Agreement to extend the Outside Date to November 15, 2024 in order to facilitate the completion of the Business Combination. Additionally, the Business Combination Agreement was amended to adjust the purchase consideration to $140,000,000 minus (or plus, if negative) the amount of the closing net debt that exceeds $20,000,000. Furthermore, the amended Business Combination Agreement noted that every issued and outstanding ordinary share of the Company that Is not redeemed or sold between the closing of the Business Combination Agreement and the 90th day thereafter shall receive two additional shares of Pubco common stock

On November 12, 2024, the Company, Pubco, Purchaser Merger Sub, Company Merger Sub, ScanTech, and Seller Representative entered into Amendment No. 5 to the Business Combination Agreement to extend the Outside Date to December 23, 2024.

On December 12, 2024, the Company held an Extraordinary General Meeting at which the shareholders approved the Business Combination.

On January 2, 2025, the Company successfully consummated the Business Combination and on the same day terminated its securities registration. In connection with Amendment No. 4 to the Business Combination, any non-redeeming shareholders of the Company were to be issued two additional ordinary shares of Pubco to be issued and registered on the initial registration statement filed by Pubco.

For more information please see Note 9 – Subsequent Events.

Subscription Agreement with Polar Multi-Strategy Master Fund

On April 2, 2024, the Company entered into a definitive subscription agreement (the “Subscription Agreement”) with Polar Multi-Strategy Master Fund (the “Investor”), the Sponsor, and ScanTech for Investor to provide ScanTech up to $1,000,000 in funding for working capital expenses in connection with the Business Combination in exchange for the Subscription Shares. On May 29, 2024, the Company, the Investor, the Sponsor, and ScanTech entered into an additional definitive subscription agreement (together, the “Subscription Agreements”) for the Investor to provide ScanTech up to an additional $250,000 in funding for working capital expenses in connection with the Business Combination in exchange for the Subscription Shares. Pursuant to the Subscription Agreements, upon an initial drawdown request of up to $500,000 and subsequent drawdown requests for working capital for a total of $1,250,000, Investor shall provide funding within five (5) calendar days.

In connection therewith, Pubco shall issue to Investor one share of Pubco Common Stock for each dollar the Investor provided as of the Closing without transfer restrictions (“Subscription Shares”). The Subscription Shares are to be issued upon successful Closing of the Business Combination. The Subscription Shares shall not be subject to any transfer restrictions or any other lock-up provisions, earn outs, or other contingencies. The Subscription Shares (i) to the extent feasible and in compliance with all applicable laws and regulations shall be registered as part of any registration statement issuing shares before or in connection with the Business Combination Closing or (ii) if no such registration statement is filed in connection with the Business Combination Closing, shall promptly be registered pursuant to the first registration statement filed by the Company or the surviving entity following the Business Combination Closing, which shall be filed no later than 30 days after the Business Combination Closing and declared effective no later than 120 days after the Business Combination Closing. The Sponsor shall not sell, transfer, or otherwise dispose of any securities owned by the Sponsor until the Subscription Shares have been transferred to the Investor and the registration statement has been made effective. Upon the Business Combination Closing, the Company or its successor will repay the Investor's Capital Investment within five business days, either in cash or shares of Common Stock at a rate of 1 share per $10 invested. Scantech, the Company, and Sponsor are jointly responsible for this payment, and funds provided by Scantech for liquidation will prioritize Investor's capital return before covering other expenses. If Sponsor, Scantech, or the Company defaults under this agreement and the default continues for five business days post-notification, the Company or its successor will issue to the Investor on the Default Date 0.1 shares of Common Stock for each dollar of the Investor’s capital investment, and an additional 0.1 shares for each dollar of the Investor’s capital investment monthly until the default is resolved.

If the Business Combination is terminated in accordance with the provisions set forth in the Business Combination Agreement, ScanTech will be required to repay any funds borrowed from the Investor, and the Company will not be liable for any funds borrowed via a promissory note. As of September 30, 2024, no liability for any funds borrowed or shares to be issued was recorded based on the probability of the completion of the initial Business Combination, therefore, the Company has not recorded a liability for any funds borrowed or shares to be issued. On December 30, 2024, the Company and the Investor entered into a non-redemption agreement, under which the Investor agreed not to redeem 200,000 ordinary shares of the Company and leave $750,000 in the trust account as transaction financing. Additionally, the Investor agreed to reduce its entitlement from 1,250,000 subscription shares to 312,500 shares of Pubco common stock. Upon closing of the Business Combination, the Investor was paid approximately $1,499,000 out of trust.

Agreement with Roth Capital Partners

On December 22, 2023, the Company entered into an agreement with Roth Capital Partners (“Roth”), whereby Roth will provide the Company with capital markets advisory services in connection with the closing of the Business Combination in exchange for the following:

●	$500,000, payable in cash, upon consummation of the Business Combination and upon the Company raising a minimum of $5,000,000, net of fees and expenses, in a Financing concurrent with the Business Combination, and;
●	$1,000,000, payable in cash or in exchange for 100,000 shares of Pubco, upon consummation of the Business Combination.

The Company has no obligation to pay these fees if the Business Combination is terminated in accordance with the provisions set forth in the Business Combination Agreement. As of September 30, 2024, no liability for any funds borrowed or shares to be issued was recorded based on the probability of the completion of the initial Business Combination, therefore, the Company has not recorded a liability for the shares to be issued to Roth. Subsequent to year end, as further detailed in Note 9 – Subsequent Events, the Company completed its Business Combination. As a result, Roth will be paid 100,000 shares of Pubco common stock. The $500,000 was deemed not to be payable upon closing of the Business Combination, as the minimum $5,000,000 threshold was not met.